CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2016
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
NOTE 3:-        CASH AND CASH EQUIVALENTS

	December 31,
	2016	2015

Bank deposits in U.S. dollars (bearing an annual average interest rate of 0.51% for 2015)	$-	$7,500
Cash in banks	9,709	3,277

	$9,709	$10,777